NATURE OF OPERATIONS (Detail Textuals) - shares	Jun. 30, 2015	Oct. 04, 2014	Jun. 30, 2014	Oct. 04, 2004
Related Party Transaction [Line Items]
Common stock, shares issued	6,943,125		6,541,561
ESOP
Related Party Transaction [Line Items]
Number of shares of common stock purchased		257,062
Putnam Bancorp MHC
Related Party Transaction [Line Items]
Common stock, shares issued				3,729,846
Percentage of common stock issued				53.72%
Eligible depositors and Putnam savings bank
Related Party Transaction [Line Items]
Common stock, shares issued				6,943,125
Percentage of common stock issued				44.50%
Putnam Savings Foundation
Related Party Transaction [Line Items]
Common stock, shares issued				123,588
Percentage of common stock issued				4.00%